RELATED PARTIES, General and Administrative Services (FY) (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and Administrative Services [Abstract]
Fee amount	$ 698,927	$ 362,596	$ 499,429	$ 493,675	$ 1,223,029	$ 993,103	$ 1,355,699	$ 383,077	$ 1,736,604
Sponsor [Member] | General and Administrative Services [Member]
General and Administrative Services [Abstract]
Related party transaction amount					10,000				10,000
Fee amount	$ 30,000		$ 30,000		$ 60,000	$ 60,000		$ 10,000	$ 120,000
Sponsor [Member] | General and Administrative Services [Member] | Maximum [Member]
General and Administrative Services [Abstract]
Utilities and secretarial and administrative support period					24 months				24 months